Other Liabilities	6 Months Ended
Jun. 30, 2018
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

16. OTHER LIABILITIES

As at	June 30, 2018	December 31, 2017
Employee Long-Term Incentives	39	43
Pension and Other Post-Employment Benefit Plan	74	62
Onerous Contract Provisions	80	37
Other	38	31
	231	173